Employee Benefits - Summary of Defined Benefit Obligation (DBO) and Plan Assets for Pension and Other Benefit Obligation Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ (134,420,606)	$ (128,400,391)	$ (131,410,989)	$ (154,847,297)
Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	134,188,504	128,125,182
Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	118,286,212	110,960,878
Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	7,227,422	8,859,265
Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	5,290,237	4,840,262
Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	3,384,633	3,464,777
Defined benefit obligation [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	334,226,051	330,587,732
Defined benefit obligation [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	293,551,400	285,775,547
Defined benefit obligation [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	22,244,771	26,747,454
Defined benefit obligation [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	15,045,247	14,599,954
Defined benefit obligation [member] | Reportable segments [member] | Europe [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	3,384,633	3,464,777
Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	204,092,587	208,526,619	218,327,182	191,549,583
Plan assets [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(204,092,587)	(208,526,619)
Plan assets [member] | Reportable segments [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(175,265,188)	(174,814,669)
Plan assets [member] | Reportable segments [member] | Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(15,017,349)	(17,888,189)
Plan assets [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(13,810,050)	(15,823,761)
Effect of asset celling [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	(4,055,040)	(6,064,069)	$ (4,422,459)	$ (3,393,640)
Effect of asset celling [member] | Reportable segments [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	4,055,040	6,064,069
Effect of asset celling [member] | Reportable segments [member] | Brazil [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation and plan assets	$ 4,055,040	$ 6,064,069